Accounting Policies	12 Months Ended
Jun. 30, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting Policies
ACCOUNTING POLICIES
BASIS OF PREPARATION
The principal accounting policies applied in the preparation of the consolidated financial statements have been consistently applied in all years presented.
Share capital and share premium, which were presented separately in the statements of changes in equity in 2017, have been combined into a single share capital and premium column for 2018.
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and IFRIC Interpretations (collectively IFRS).
The consolidated financial statements have been prepared on a going concern basis.
The consolidated financial statements have been prepared to the nearest million and rounding may cause differences.
RECENT ACCOUNTING DEVELOPMENTS
New standards, amendments to standards and interpretations to existing standards adopted by the group
The standards and amendments to standards that became effective during the 2018 year did not have an impact on the consolidated financial statements with the exception of the following:

Pronouncement	Title	Effective date
IAS 7 (Amendments)	Statement of Cash Flows - Disclosure initiative	1 January 2017
New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted.
At the date of authorisation of these financial statements, the standards, amendments to standards and interpretations listed below were in issue but not yet effective. These new standards and interpretations have not been early adopted by the group and the group plans on adopting these standards, amendments to standards and interpretations on the dates when they become effective. The effective dates below are for the financial periods beginning on or after the given date.
The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the group:

Pronouncement	Title	Effective date
IFRS 9	Financial Instruments	1 January 2018

This standard on classification and measurement of financial assets and financial liabilities will replace IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 has two measurement categories: amortised cost and fair value.

The group does not expect the new guidance to have a significant impact on the classification and measurement of its financial assets for the following reasons:
–__-The equity instruments that are currently classified as available-for-sale financial assets appear to satisfy the conditions for classification as at fair value through other comprehensive income and hence there will be no change to the accounting for these assets.
–__-A fair value through other comprehensive income (FVOCI) election is available for the equity instruments which are currently classified as available-for-sale.
–__-Equity investments currently measured at fair value through profit or loss (FVPL) will likely continue to be measured on the same basis under IFRS 9.
–__-Debt instruments currently classified as held-to-maturity and measured at amortised cost appear to meet the conditions for classification at amortised cost under IFRS 9.

2	ACCOUNTING POLICIES continued
RECENT ACCOUNTING DEVELOPMENTS continued
The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the group:

Pronouncement	Title	Effective date
IFRS 9	Financial Instruments continued	1 January 2018

There will be no impact on the group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the group does not have any such liabilities.

The derecognition rules for all financial instruments have been transferred from IAS 39.

Hedge accounting

The new hedge accounting rules will align the accounting for hedging instruments more closely with the group’s risk management practices. As a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. However, at this stage the group does not expect to identify any new hedge relationships. The group’s existing hedge relationships appear to qualify as continuing hedges upon the adoption of IFRS 9. As a consequence, the group does not expect a significant impact on the accounting for its hedging relationships.

Expected credit losses

The impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. The impact of the new impairment requirements is not expected to be material for the following reasons:
–__-The group does not generally carry significant assets that are subject to the new impairment requirements; and
–__-The group expects to make use of practical expedients when measuring expected credit losses on trade receivables.

Disclosures

Extensive disclosures are required, including reconciliations from opening to closing amounts of the ECL provision, assumptions and inputs and a reconciliation on transition of the original classification categories under IAS 39 to the new classification categories in IFRS 9. These are expected to change the nature and extent of the group’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

Transition

The group expects to apply the standard prospectively without restating any comparative figures. The difference between the carrying amount of financial instruments before the adoption of IFRS 9 and the new carrying amount calculated in accordance with the standard at the beginning of the annual reporting period that includes the date of initial application will be recognised directly in the opening balance of equity in the annual reporting period that includes the date of initial application.

2	ACCOUNTING POLICIES continued
RECENT ACCOUNTING DEVELOPMENTS continued
The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the group:

Pronouncement	Title	Effective date
IFRS 15	Revenue from Contracts with Customers	1 January 2018

Revenue is currently recognised when the goods are delivered and a certificate of sale is issued by the customer, which is taken to be the point in time at which the customer accepts the goods and the related risks and rewards of ownership transfer. Revenue is recognised at this point provided that the revenue and costs can be measured reliably, the recovery of the consideration is probable and there is no continuing management involvement with the goods.

Under IFRS 15, revenue will be recognised when a customer obtains control of the goods. The group expects that the certificate of sale will continue to drive revenue recognition as this is the point when control of the goods effectively transfers to the customer.

However, we expect that the adoption of IFRS 15 will result in the recognition of by-product revenue in “revenue from product sales”. Revenue from product sales includes gold income and by-product revenue. This change in classification results in a consequential increase in costs of sales, and therefore will not have an impact on previously reported gross profit or loss.

The group expects to apply the standard retrospectively to each prior reporting period presented in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

IFRS 16	Leases	1 January 2019

The new standard requires lessees to recognise a lease liability reflecting future lease payments and a ‘right-of-use asset’ for virtually all lease contracts (with limited exceptions), whereas previously, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet).

The guidance on the definition of a lease (as well as the guidance on the combination and separation of contracts) has been updated, affecting lessors, although the accounting remains almost unchanged. The new accounting model for lessees is expected to impact negotiations between lessors and lessees.

The group is still assessing the impact of the new standard. In general, it is expected that assets and liabilities will increase as right of use assets and lease liabilities will be recognised for most of the group’s leases. This is expected to lead to an increase in depreciation and interest expense and a change in the classification of cash flows.

MEASUREMENT BASIS
The financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets, financial assets and financial liabilities at fair value through profit or loss and cash-settled share-based payments.
GROUP ACCOUNTING POLICIES
Accounting policies are included in the relevant notes to the consolidated financial statements and have been highlighted between red lines in the notes to the consolidated financial statements. The accounting policies that follow are applied throughout the financial statements:
Consolidation
The group recognises that control is the single basis for consolidation for all types of entities in accordance with IFRS 10 - Consolidated Financial Statements.
The consolidated financial information includes the financial statements of the company, its subsidiaries, interest in associates and joint arrangements and structured entities. Where the group has no control over an entity, that entity is not consolidated.
Control
The group, regardless of the nature of its involvement with an entity, shall determine whether it is a parent by assessing whether it controls the investee.
The group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
(i) Subsidiaries
Subsidiaries are entities over which the group has control. Subsidiaries are fully consolidated from the date on which control is transferred to the group up until when that control ceases.
Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed to ensure consistency with the policies adopted by the group.
The group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of an acquiree is the fair value of the assets transferred, liabilities incurred and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the group recognises any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.
The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement below operating profit or loss.
(ii) Associates
Associates are entities in which the group has significant influence, but not control, over operational and financial policies. This may be when there is a shareholding of between 20% and 50% of the voting rights or when significant influence can be otherwise demonstrated, for example where the group has the right of representation on the board of directors, or other governing body, of the entity.
Investments in associates are accounted for by using the equity method of accounting, and are initially recognised at cost. The group’s investment in associates includes goodwill identified on acquisition. Cumulative post-acquisition movements are adjusted against the carrying amount of the investment. The group’s share of the associates’ post-acquisition profits or losses is recognised in the income statement, and its share of post acquisition movement in reserves is recognised in other reserves.
When the group’s share of losses in an associate equals or exceeds its interest in the associate, the group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate.
The carrying value of an associate is reviewed on a regular basis and, if impairment in the carrying value has occurred, it is written off in the period in which such impairment is identified.
Accounting policies of associates have been reviewed to ensure consistency with the policies adopted by the group.
(iii) Joint arrangements
Joint arrangements are arrangements of which two or more parties have joint control and are contractually bound. The joint arrangement can either be a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement and have the right to the assets, and obligations for the liabilities, relating to the arrangement. These parties are called joint operators. A joint venture is a joint arrangement where the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Those parties are called joint venturers. For interest in joint operations, the group includes its share of the joint operations' individual income and expenses, assets and liabilities and cash flows on a line-by-line basis with similar items in the group’s financial statements.
Where an additional interest in a joint operation is acquired, the principles of IFRS 3 are applied to account for the transaction.
The group recognises the portion of gains or losses on the sale of assets by the group to the joint operation that is attributable to the other joint operators. The group does not recognise its share of profits or losses from the joint operation that results from the purchase of assets by the group from the joint operation until it resells the assets to an independent party. However, if a loss on the transaction provides evidence of a reduction in the net realisable value of current assets or an impairment loss, the loss is recognised immediately.
The group recognises its interest in a joint venture as an investment and accounts for it using the equity accounting method.

2	ACCOUNTING POLICIES continued
GROUP ACCOUNTING POLICIES continued

2.1	Consolidation continued
(iv) Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.
The accounting treatment for a structured entity will fall into one of the aforementioned categories (i to iii) depending on whether the group has control over that structured entity.
Foreign currency translation
(i) Functional and presentation currency
Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency).
For translation of the rand financial statement items to US dollar, the average of R12.85 (2017: R13.60) (2016: R14.50) per US$1 was used for income statement items (unless this average was not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case these items were translated at the rate on the date of the transactions) and the closing rate of R13.81 (2017: R13.11) per US$1 for asset and liability items. Equity items were translated at historic rates.
The translation effect from rand to US dollar is included in other comprehensive income in the US$ financial statements.
References to “A$” refers to Australian currency, “R” to South African currency, “$” or “US$” to United States currency and “K” or “kina” to Papua New Guinean currency.
(ii) Transactions and balances
Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation to year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement. Gains and losses recognised in the income statement are included in the determination of other operating expenses.
(iii) Group companies
The results and financial position of all group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet while equity items are translated at historic rates;

•
Income and expenses for each income statement are translated at average exchange rates (the rate on the date of the transaction is used if the average is not a reasonable rate for the translation of the transaction);

•	All resulting exchange differences are recognised as a separate component of other comprehensive income.
On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold or control is otherwise lost, exchange differences that were recorded in other comprehensive income are recognised in profit or loss in the period of the disposal or change in control. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign entity and translated at the closing rate.
Derivatives and hedging activities
Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.
The difference between the fair value of the derivative at initial recognition and expected forward transaction price is deferred and recognised as a day one gain or loss. The day one gain or loss is amortised over the derivative contract period and recognised in profit or loss in gains/losses on derivatives.
The full fair value of a derivative is classified as a non-current asset or liability when the remaining maturity is more than 12 months; it is classified as a current asset or liability when the remaining maturity is less than 12 months.
(i) Cash flow hedge
The group designates certain derivatives as hedges of a particular risk associated with the cash flows of highly probable forecast transactions (cash flow hedges). The group documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions have been and will continue to be highly effective in offsetting changes in cash flows of hedged items.

2	ACCOUNTING POLICIES continued
GROUP ACCOUNTING POLICIES continued

2.3	Derivatives and hedging activities continued
(i) Cash flow hedge continued
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss within gains/losses on derivatives.
Amounts accumulated in equity are reclassified to profit or loss in the periods when the forecast sale that is hedged takes place and affects profit or loss. The gain or loss relating to the effective portion of the rand gold forward sales contracts is recognised in profit or loss within revenue.
When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction that was hedged is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately reclassified to profit or loss.
(ii) Derivatives not designated for hedge accounting purposes
Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value as well as gains and losses on expiry, disposal or termination of any derivative instrument that does not qualify for hedge accounting are recognised immediately in profit or loss and are included in gains/losses on derivatives.
Exploration expenditure
The group has elected to expense all exploration and evaluation expenditures until it is concluded that the project is technically feasible and commercially viable, and that future economic benefits are therefore probable. The information used to make that determination depends on the level of exploration as well as the degree of confidence in the ore body as set out below.
Exploration and evaluation expenditure on greenfield sites, being those where the group does not have any mineral deposits which are already being mined or developed, is expensed as incurred until the technical and commercial viability of the project has been demonstrated usually through the completion of a final feasibility study. However, in certain instances, the technical and commercial viability of the deposit may be demonstrated at an earlier stage, for example where an extended feasibility study is conducted and the underlying feasibility study in respect of specific components of the mineral deposit has advanced to such a stage that significant commercially viable reserves has been established, and the other criteria for the recognition of an asset have been met.
Exploration and evaluation expenditure on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed, is expensed as incurred until the group is able to demonstrate that future economic benefits are probable through the completion of a feasibility study, after which the expenditure is capitalised as mine development cost. A ‘feasibility study’ consists of a comprehensive study of the viability of a mineral project that has advanced to a stage where the mining method has been established, and which, if an effective method of mineral processing has been determined, includes a financial analysis based on reasonable assumptions of technical, engineering, operating economic factors and the evaluation of other relevant factors. The feasibility study, when combined with existing knowledge of the mineral property that is adjacent to mineral deposits that are already being mined or developed, allows the group to conclude that the project is technically feasible and commercially viable.
Exploration and evaluation expenditure relating to extensions of mineral deposits which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, is capitalised as a mine development cost following the completion of an economic evaluation equivalent to a feasibility study. This economic evaluation is distinguished from a feasibility study in that some of the information that would normally be determined in a feasibility study is instead obtained from the existing mine or development. This information, when combined with existing knowledge of the mineral property already being mined or developed, allows the directors to conclude that the project is technically feasible and commercially viable.
Impairment of non-financial assets
Assets that have an indefinite useful life are not subject to amortisation or depreciation and are tested annually for impairment or when there is an indication of impairment.
Assets that are subject to amortisation are reviewed annually on 30 June for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognised in the income statement for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units). Each operating shaft, along with allocated common assets such as plants and administrative offices, is considered to be a cash generating unit as each shaft is largely independent from the cash flows of other shafts and assets belonging to the group

2	ACCOUNTING POLICIES continued
GROUP ACCOUNTING POLICIES continued

2.5	Impairment of non-financial assets continued
Fair value less cost to sell is generally determined by using discounted estimated after-tax future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected gold prices (considering current and historical prices, price trends and related factors), production levels and cash costs of production, all based on life-of-mine (LoM) plans. Future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and risk specific to the asset. Refer to note 15 for detail.
The term “recoverable minerals” refers to the estimated amount of gold that will be obtained from reserves and resources and all related exploration stage mineral interests (except for other mine-related exploration potential and greenfields exploration potential discussed separately below) after taking into account losses during ore processing and treatment. Estimates of recoverable minerals from such related exploration stage mineral interests will be risk adjusted based on management’s relative confidence in such materials.
In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of cash flows from other asset groups. With the exception of other mine-related exploration potential and greenfields exploration potential, estimates of future undiscounted cash flows are included on an area of interest basis, which generally represents an individual operating mine, even if the mines are included in a larger mine complex.
In the case of mineral interests associated with other mine-related exploration potential and greenfields exploration potential, cash flows and fair values are individually evaluated based primarily on recent exploration results and recent transactions involving sales of similar properties, if any. Assumptions underlying future cash flow estimates are subject to significant risks and uncertainties.
Impairment losses on goodwill are recognised immediately in the income statement and are not reversed. The impairment testing is performed annually on 30 June or when events or changes in circumstances indicate that it may be impaired.
Non-financial assets other than goodwill that suffered an impairment are reviewed annually for possible reversal of the impairment at 30 June. Reversal of impairments is also considered when there is objective evidence to indicate that the asset is no longer impaired. Where an impairment subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not higher than the carrying value that would have been determined had no impairment been recognised in prior years.
Operating profit
The group defines operating profit as the profit earned from the normal core mining operations. In reporting operating profit in the income statement, transactions for capital transactions involving subsidiaries, joint arrangements and associates are excluded from operating profit as these are not considered to be part of the mining operations of the Harmony group. Any gains or losses on capital transactions are presented below the operating profit line.